Cover	Aug. 14, 2025
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	Phio Pharmaceuticals Corp.
Entity Central Index Key	0001533040
Entity Tax Identification Number	45-3215903
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	411 Swedeland Road
Entity Address, Address Line Two	Suite 23-1080
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	(508) 767-3861
City Area Code	(508)
Local Phone Number	767-3861
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Aug. 14, 2025